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             ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

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                  UNITED STATES                       OMB APPROVAL
       SECURITIES AND EXCHANGE COMMISSION             ------------
             WASHINGTON, D.C. 20549                   OMB Number: 3235-0456

                   FORM 24F-2                         Expires: August 31, 2000
        ANNUAL NOTICE OF SECURITIES SOLD              Estimated average burden
             PURSUANT TO RULE 24F-2                   hours per response.....1
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            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.       Name and address of issuer:

         AHA INVESTMENT FUNDS, INC.
         100 HALF DAY ROAD
         LINCOLNSHIRE, IL 60069
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2.       The name of each series or class of securities for which this Form is files (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):     / /
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3.       Investment Company Act File Number:         811-5534

         Securities Act File Number:                 33-21969
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4(a). Last day of fiscal year for which this Form is filed: June 30, 2000

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4(b). / / Check box if Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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4(c): / / Check box if this is the last time the issuer will be filling this
          Form.
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5. Calculation of registration fee:

         (i)      Aggregate sales price of securities sold
                  during the fiscal year pursuant to section
                  24(f):                                         $ 74,596,879
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         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:            $ 81,933,143
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         (iii)    Aggregate price of securities redeemed or
                  repurchased during any PRIOR fiscal year
                  ended no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:   $0
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         (iv)     Total available redemption credits (add Items
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                  5(ii) and 5(iii):                              -$ 81,933,143
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         (v)      Net sales - if Item 5(i) is greater than Item
                  5(iv) (subtract Item 5(iv) from Item 5(I):     $0
                                                                 -------------
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         (vi)     Redemption credits available for use in        ($  7,336,264)
                  future years - if Item 5(I) is less than
                  Item 5(iv) (subtract Item 5(iv) from Item 5(i):
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         (vii)    Multiplier for determining registration fee (see
                  Instruction c.9):                              X  .000264
                                                                 -------------

         (viii)   Registration fee due (multiply Item 5(v) by Item
                  5(vii) (enter "0" if no fee is due):           = $0
                                                                 -------------

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6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registred under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state number here:
         133,914,878.

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7.       Interest due-- if this Form is being files more than 90 days after the end of the issuers's fiscal year (see Instruction D):
                                                                 + $
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8.       Total of the amount of the registration fee due plus any interest due
         (line 5(viii) plus line 7):                             = $0
                                                                 -------------
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9.       Date of the registration fee and any interest payment was sent to the
         Commission's lockbox depository:

                  Method of Delivery:

                                      / / Wire Transfer

                                      / / Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicates.

By (Signature and Title*)  /s/  James B. Lee
                           ---------------------------

                           James B. Lee, Treasurer
                           ---------------------------

Date: August 28, 2000
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*Please print the name and title of the signing officer below the signature.